Bank Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Bank Loan [Abstract]
BANK LOAN

9. Bank Loan

On August 12, 2022, the Company entered into a loan agreement with Bank of Hangzhou to obtain a loan of RMB5,000 for a term of one year and at a fixed rate of 4.5% per annum. The loan was guaranteed by WXZJ. On January24, 2023, the Company fully repaid the loan.

On February 27, 2023, the Company entered into a new loan with Bank of Hangzhou to obtain a loan of RMB5,000 (US$690) for a term of one year and at a fixed rate of 4.3% per annum. The loan was guaranteed by WXZJ.

12. Bank Loan

On August 12, 2022, the Company entered into a loan agreement with Bank of Hangzhou to obtain a loan of RMB5,000 (US$725) for a term of one year and at a fixed rate of 4.5% per annum. The loan was guaranteed by WXZJ.